UNITED STATES
				  SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					       Form 13F

Report for the Calendar Year or Quarter Ended: September 30, 2000
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Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                10/10/00
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




	Title					          Investment Discretion					Voting Authority
	of
Security	                     Class	 Cusip	    Market Value	     Quantity	 Sole	Share	Others	Managers		Sole	Share	None


ACTIVE POWER, INC.	            COM 00504W100	$9,300,000.00 	    150,000	    X					                     150,000
ANADARKO PETROLEUM CORP		      COM	032511107	$19,938,000.00 	   300,000     X				                      300,000
ANNTAYLOR STORES CORP.	        COM 036115103 $5,765,625.00 	    150,000	    X					                     150,000
CAL DIVE INTERNATIONAL, INC.	  COM 127914109	$11,437,500.00 	   200,000     X				                      200,000
CAPITAL ONE FINANCIAL CORP.	   COM 1404H1050	$40,285,937.50 	   575,000	    X					                     575,000
CAPSTONE TURBINE CORP		        COM	14067D102	$10,387,500.00 	   150,000    	X					                     150,000
CHASE MANHATTAN CORP.		        COM	16161A108	$28,409,931.25 	   615,100	    X					                     615,100
CHUBB CORPORATION		            COM	171232101	$55,387,500.00 	   700,000	    X					                     700,000
COSINE COMMUNICATIONS INC.	    COM 221222102	$3,611,562.50 	     65,000	    X					                      65,000
DEVON ENERGY CORP.	            COM 25179M103	$14,429,985.00 	   239,900	    X					                     239,900
DQE, INC.			                   COM	23329J104	$4,012,500.00 	    100,000	    X					                     100,000
EASTMAN KODAK COMPANY		        COM	277461109	$4,087,500.00 	    100,000	    X					                     100,000
ECHOSTAR COMMUNICATIONS CORP.	 COM 278762109	$21,100,000.00 	   400,000    	X					                     400,000
FANNIE MAE			                  COM	313586109	$50,050,000.00 	   700,000    	X					                     700,000
FREDDIE MAC			                 COM	313400301	$37,843,750.00 	   700,000    	X					                     700,000
GENENTECH, INC.			             COM	368710406	$37,137,500.00 	   200,000	    X					                     200,000
GENERAL DYNAMICS CORPORATION	  COM 369550108	$50,250,000.00 	   800,000	    X					                     800,000
GENERAL MOTORS CORP. CLASS H	  COM 370442105	$9,295,000.00 	    250,000	    X					                     250,000
GRUPO AEROPORTUARIO SUR ADR	   ADR 40051E202	$3,796,875.00 	    250,000	    X					                     250,000
HCA - THE HEALTHCARE COMPANY	  COM 404119109	$50,928,075.00 	 1,371,800     X					                   1,371,800
HEALTH MANAGEMENT ASSOC.	      COM	421933102	$13,424,062.50 	   645,000	    X					                     645,000
HYDRIL COMPANY			              COM	448774109	$3,981,250.00 	    175,000     X 				                     175,000
INTL BUSINESS MACHINES CORP    COM	459200101	$29,250,000.00 	   260,000	    X					                     260,000
KEY3MEDIA GROUP, INC.		        COM	49326K104	$3,645,840.63 	    333,334	    X					                     333,334
LILLY, ELI & COMPANY		         COM	532457108	$40,562,500.00 	   500,000	    X					                     500,000
MBNA CORPORATION		             COM	55262L100	$42,350,000.00 	 1,100,000     X				                    1,100,000
MCKESSON CORP (NEW)		          COM	58155Q103	$19,865,625.00 	   650,000	    X					                     650,000
MECHANICAL TECHNOLOGY INC.	    COM 583538103	$1,081,250.00 	    100,000	    X					                     100,000
MELLON FINANCIAL CORP.		       COM	58551A108	$27,825,000.00 	   600,000	    X					                     600,000
MERCANTILE BANKSHARES CORP.	   COM 587405101	$10,889,062.50 	   300,000	    X					                     300,000
MILLENNIUM PHARMACEUTICALS     COM 599902103	$14,606,250.00 	   100,000	    X					                     100,000
NABORS INDUSTRIES, INC.		      COM	629568106	$13,100,000.00 	   250,000	    X					                     250,000
OCEAN ENERGY INC		             COM	67481E106	$15,059,281.25 	   975,500	    X					                     975,500
ORACLE CORP.			                COM	68389X105	$15,750,000.00 	   200,000	    X					                     200,000
PALM, INC.			                  COM	696642107	$18,528,125.00 	   350,000	    X					                     350,000
PARKER DRILLING COMPANY		      COM	701081101	$7,000,000.00 	  1,000,000	    X					                   1,000,000
PE CORP- PE BIOSYSTEMS GROUP	  COM 693325102	$23,300,000.00 	   200,000	    X					                     200,000
PHARMACIA CORP.			             COM	71713U102	$24,075,000.00 	   400,000	    X					                     400,000
PNC FINANCIAL SERVICES GROUP	  COM 693475105	$39,000,000.00 	   600,000	    X					                     600,000
POWER-ONE, INC.			             COM	739308104	$32,642,128.06 	   539,400	    X					                     539,400
PROTON ENERGY SYSTEMS, INC.	   COM 74371K101	$2,161,187.50 	     75,500	    X					                      75,500
PROVIDIAN FINANCIAL CORP.	     COM	74406A102	$12,700,000.00 	   100,000	    X					                     100,000
SAFEWAY INC.			                COM	786514208	$7,003,125.00 	    150,000	    X					                     150,000
SATCON TECHNOLOGY CORP		       COM	803893106	$3,575,000.00 	    100,000	    X					                     100,000
SONERA OYJ CORP. SPON ADR	     ADR	835433202	$6,767,000.00 	    268,000     X					                     268,000
SOUTHERN ENERGY, INC.	         COM 842816100	$25,100,000.00 	   800,000	    X					                     800,000
SUN MICROSYSTEMS, INC.		       COM	866810104	$23,350,000.00 	   200,000	    X					                     200,000
TENET HEALTHCARE CORP.		       COM	880336100	$18,187,500.00 	   500,000	    X					                     500,000
TOSCO CORPORATION		            COM	891490302	$21,831,250.00 	   700,000	    X					                     700,000
TRANSOCEAN SEDCO FOREX INC.	   COM U90078109	$10,259,375.00 	   175,000	    X					                     175,000
U.S. BANCORP			                COM	902973106	$4,550,000.00 	    200,000	    X					                     200,000
UCAR INTERNATIONAL, INC.	      COM	90262K109	$1,585,937.50 	    125,000	    X					                     125,000
UNITED TECHNOLOGIES CORP.	     COM	913017109	$20,775,000.00 	   300,000	    X					                     300,000
VERISIGN INC.			               COM	92343E102	$25,320,312.50 	   125,000	    X					                     125,000
VERITAS SOFTWARE CORP.		       COM	923436109	$71,000,000.00 	   500,000	    X					                     500,000
WATERS CORPORATION		           COM	941848103	$4,450,000.00 	     50,000	    X					                     50,000
WILMINGTON TRUST CORP.		       COM	971807102	$16,087,500.00 	   300,000     X					                     300,000

GRAND TOTAL			                               $1,138,093,303.69


